Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2015
Transactions With Related Parties [Abstract]
Schedule of Related Party Transactions [Table Text Block]

The amounts in the following table represent cash payments to reimburse AFCA 2 or an affiliate for such expenses.

	2015	2014	2013
Reimbursable salaries and benefits	$1,744,855	$1,599,294	$1,146,754
Other expenses	6,819	975	3,488
Insurance	224,946	227,265	228,701
Professional fees and expenses	284,767	208,648	216,962
Consulting and travel expenses	15,372	1,697	434
	$2,276,759	$2,037,879	$1,596,339